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                             UNITED STATES                      OMB APPROVAL
                                                           -------------------------
                    SECURITIES AND EXCHANGE COMMISSION     OMB Number: 3235-0456
                         Washington, D.C. 20549            Expires:August 31, 2000
                                                           Estimated average burden
                                                           hours per response.....1
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                             FORM 24F-2
                  ANNUAL NOTICE OF SECURITIES SOLD
                       PURSUANT TO RULE 24F-2

     Read instructions at end of Form before preparing Form.

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    1.   Name and address of issuer:

         PaineWebber Olympus Fund
         1285 Avenue of the Americas
         New York, NY 10019

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    2.   The name of each series or class of  securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|
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    3.    Investment Company Act File Number:

            811-4180

          Securities Act File Number:

            2-94983
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    4(a). Last day of fiscal year for which this Form is filed:

                 August 31, 1997
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    4(b).   Check box if this Form is being filed late (i.e., more than
            90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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    4(c)   Check box if this is the last time the issuer will be filing this
           Form.
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     5. Calculation of registration fee:

        (i)  Aggregate sale price of securities
             sold during the fiscal year pursuant                               $            0
             to section 24(f):                                                   -------------

       (ii)  Aggregate price of securities
             redeemed or repurchased during the        $  128,802,696
             fiscal year:                               -------------

      (iii)  Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no earlier
             than October 1, 1995 that were not
             previously used to reduce
             registration fees payable to the          $   26,952,594
             Commission:                                -------------

       (iv)  Total available redemption credits [add Items
             5(ii) and 5(iii)]:                                                 - $  155,755,290
                                                                                  --------------

        (v)  Net sales - if item 5(i) is greater
             than Item 5(iv) [subtract item 5(iv)                                 $            0
             from Item 5(i)]:                                                     --------------

    ----------------------------------------------------------------------
       (vi)  Redemption credits available for use
             in future years -- if Item 5(i) is        $ (155,755,290)
             less than Item 5(iv) [subtract Item        -------------
             5(iv) from Item 5(i)]:
    ----------------------------------------------------------------------

      (vii)  Multiplier for determining
             registration fee (See Instruction                                  x         1/3300
             C.9):                                                                --------------

     (viii)  Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if no                              = $            0
             fee is due):                                                         --------------

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     6.   Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 3,047,079 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 2,721,196.

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     7.   Interest due - if this Form is being filed more than 90 days after    + $            0
          the  end of the Issuer's fiscal year (see Instruction D):               --------------

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     8.   Total of the amount of the  registration fee due plus any interest due
          [line 5(viii) plus line 7]:

                                                                                = $            0
                                                                                  ==============
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     9.   Date the  registration  fee and any  interest  payment was sent to the
          Commission's lockbox depository:

                Method of Delivery:

                                         Wire Transfer
                                         Mail or other means

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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Paul H. Schubert
                              ---------------------------------

                              Paul H. Schubert
                              ---------------------------------

                              Vice President And Treasurer
                              ---------------------------------

Date:  November 13, 1997
       -----------------

 *Please print the name and title of the signing officer below the signature.